intangible assets and goodwill - Intangible assets with indefinite lives and goodwill - spectrum licences and impairment testing (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets and goodwill
Goodwill, net	$ 10,460	$ 10,564
Total	23,677	23,770
TELUS technology solutions
Intangible assets and goodwill
Intangible assets with indefinite lives	13,217	13,206
TELUS technology solutions
Intangible assets and goodwill
Goodwill, net	7,024	7,628
TELUS Health | TELUS technology solutions
Intangible assets and goodwill
Goodwill, net	935
TELUS digital experience
Intangible assets and goodwill
Goodwill, net	$ 2,501	$ 2,936
Spectrum licences
Intangible assets and goodwill
Renewal of spectrum license (in years)	20 years